Acquisitions and divestitures - (Details 1) $ in Millions	Sep. 26, 2024 USD ($)
Sale of the 50% equity interest
Cash received	$ 600
Derecognition of VODC's net assets	(45)
Gain on sale of equity interest	555
Remeasurement of the 50% interest retained
Fair value of 50% interest retained	600
Derecognition of VODC’s net assets	(45)
Gain on remeasurement of equity interest	555
Other effects of the deconsolidation
Gain on the reclassification of cumulative translation adjustments	112
Gain on the transaction recorded in the income statement	$ 1,222